INFORMATION ON SEGMENTS (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
INFORMATION ON SEGMENTS
Net revenue	R$ 36,349,623		R$ 40,164,687		R$ 36,921,980
Performance assessed by the company	2,134,073		3,909,753		3,508,453
Depreciation and amortization	(2,591,854)		(2,791,523)		(2,718,856)
Discontinued operations	(380,416)		(98,550)		(143,112)
Finance income	5,380,798		4,006,563		4,738,391
Finance expense	(7,281,659)		(5,033,540)		(5,773,810)
Income tax	(119,568)		1,047,986		(274,744)
Net income (loss)	(2,858,626)		1,040,689		(663,678)
Natura &Co LATAM
INFORMATION ON SEGMENTS
Net revenue	22,027,612		22,413,401		20,542,345
Performance assessed by the company	1,912,609		2,595,653		2,369,517
Depreciation and amortization	(912,472)		(871,973)		(874,584)
Discontinued operations
Finance income	3,360,427		3,181,237		3,402,578
Finance expense	(4,772,694)		(3,881,418)		(3,891,641)
Income tax	98,712		165,137		(428,191)
Net income (loss)	(313,418)		1,188,636		577,679
Avon International [member]
INFORMATION ON SEGMENTS
Net revenue	7,196,044	[1]	9,329,325		9,097,375
Performance assessed by the company	(74,733)	[1]	272,655		315,477
Depreciation and amortization	(683,845)	[1]	(830,931)		(814,678)
Discontinued operations	(380,416)	[1]	(98,550)	[1]	(143,112)
Finance income	765,176	[1]	421,123		979,267
Finance expense	(1,431,754)	[1]	(894,318)		(1,442,216)
Income tax	(200,474)	[1]	210,705		(108,053)
Net income (loss)	(2,006,046)	[1]	(919,316)	[1]	(1,213,315)
The Body Shop
INFORMATION ON SEGMENTS
Net revenue	4,407,246	[1]	5,821,776		5,332,922
Performance assessed by the company	363,577	[1]	1,023,095		935,255
Depreciation and amortization	(692,089)	[1]	(795,127)		(761,224)
Discontinued operations		[1]		[1]
Finance income	162,790	[1]	63,939		82,736
Finance expense	(244,467)	[1]	(137,834)		(157,705)
Income tax	39,254	[1]	(158,973)		(66,626)
Net income (loss)	(370,935)	[1]	(4,900)	[1]	32,436
Aesop [Member]
INFORMATION ON SEGMENTS
Net revenue	2,718,721	[1]	2,600,185		1,949,338
Performance assessed by the company	536,657	[1]	622,944		606,543
Depreciation and amortization	(303,408)	[1]	(293,492)		(268,092)
Discontinued operations		[1]		[1]
Finance income	89,298	[1]	30,380		23,152
Finance expense	(123,405)	[1]	(75,372)		(72,056)
Income tax	(66,465)	[1]	(90,277)		(55,219)
Net income (loss)	132,677	[1]	194,183	[1]	234,328
Corporate expenses [Member]
INFORMATION ON SEGMENTS
Net revenue
Performance assessed by the company	(604,037)		604,594		(718,339)
Depreciation and amortization	(40)				(278)
Discontinued operations		[1]		[1]
Finance income	1,003,107		309,884		250,658
Finance expense	(709,339)		(44,598)		(210,192)
Income tax	9,405		921,394		383,345
Net income (loss)	R$ (300,904)		R$ 582,086		R$ (294,806)

[1]	The operations of these segments located in Latin American countries (Latam) are presented in the Natura &Co Latam segment